Components of Share-based Compensation Expense for Share Options Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options CNY	Dec. 31, 2009 Stock Options CNY	Dec. 31, 2011 Stock Options Cost of services USD ($)	Dec. 31, 2011 Stock Options Cost of services CNY	Dec. 31, 2010 Stock Options Cost of services CNY	Dec. 31, 2009 Stock Options Cost of services CNY	Dec. 31, 2011 Stock Options Research and product development expenses USD ($)	Dec. 31, 2011 Stock Options Research and product development expenses CNY	Dec. 31, 2010 Stock Options Research and product development expenses CNY	Dec. 31, 2009 Stock Options Research and product development expenses CNY	Dec. 31, 2011 Stock Options Sales and marketing expenses USD ($)	Dec. 31, 2011 Stock Options Sales and marketing expenses CNY	Dec. 31, 2010 Stock Options Sales and marketing expenses CNY	Dec. 31, 2009 Stock Options Sales and marketing expenses CNY	Dec. 31, 2011 Stock Options General and administrative expenses USD ($)	Dec. 31, 2011 Stock Options General and administrative expenses CNY	Dec. 31, 2010 Stock Options General and administrative expenses CNY	Dec. 31, 2009 Stock Options General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 284,754,652	1,792,217,309	1,332,815,451	1,303,835,447
Share-based compensation expense	$ 4,660,892	29,335,181	33,289,216	30,575,390	$ 1,737,090	10,933,069	21,870,612	30,575,390	$ 89,329	562,225	612,529	1,245,984	$ 360,650	2,269,898	6,664,626	9,573,183	$ 31,727	199,684	60,891	1,139,408	$ 1,255,384	7,901,262	14,532,565	18,616,815
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					0.61%	0.61%			0.03%	0.03%			0.13%	0.13%			0.01%	0.01%			0.44%	0.44%